Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash (including VIE $10,213, $5,561 and $22,571, respectively)	$ 45,150	$ 13,143	$ 29,377
Restricted Cash	59,237	334,083	29,498
Accounts receivable, net (including VIE $37,681, $49,624 and $138,333, respectively)	3,275,317	3,449,487	4,675,588
Inventory, net (including VIE $12,033, $117,816 and $257,798, respectively)	8,618,182	8,126,634	12,952,850
Advances to related party	1,261,468	1,139,619
Other current assets (including VIE $3,759, $4,351 and $3,656, respectively)	95,166	90,929	99,997
Total current assets	13,354,520	13,153,895	17,787,310
FIXED ASSETS, net	95,834	109,169	146,496
RIGHT OF USE ASSET	1,220,283
OTHER ASSETS	192,256	218,254	311,053
TOTAL ASSETS	14,862,893	13,481,318	18,244,859
CURRENT LIABILITIES
Accounts payable and accruals (including VIE $55,171, $95,720 and $318,073, respectively)	2,556,061	3,155,741	4,409,232
Working capital line of credit	8,712,945	8,203,725	12,109,150
Related Party Notes Payable	1,000,000
Current maturities of long-term debt	25,158	31,230	35,011
Stockholder notes payable - Subordinated	2,910,136	2,910,136	2,910,136
Total current liabilities	15,204,300	14,300,832	19,463,529
RIGHT OF USE LONG -TERM LIABILITY	1,096,226
LONG -TERM DEBT			33,878
TOTAL LIABILITIES	16,300,526	14,300,832	19,497,407
COMMITMENTS AND CONTINGENCIES
Blue Star Foods Corp. Stockholder's Deficit
Series A 8% cumulative convertible preferred stock, $0.0001 par value; 10,000 shares authorized, 1,413 shares issued and outstanding as of March 31, 2019 and December 31, 2018 and 0 shares outstanding as of December 31, 2017
Common stock, $0.0001 par value, 100,000,000 shares authorized; 16,042,294 shares issued and outstanding (including 14,130 shares declared as stock dividend on March 31, 2019) as of March 31, 2019 and 16,023,164 shares issued and outstanding (including 8,164 shares declared as stock dividend on December 31, 2018) as of December 31, 2018 and 15,000,000 shares outstanding as of December 31, 2017	1,606	1,603	1,500
Additional paid-in capital	4,108,059	3,404,774	558,257
Accumulated deficit	(5,101,428)	(3,853,139)	(1,494,927)
Total Blue Star Foods Corp. stockholder's deficit	(991,763)	(446,762)	(935,170)
Non-controlling interest	(460,101)	(440,833)	(424,081)
Accumulated other comprehensive income (VIE)	14,231	68,081	106,703
Total VIE's deficit	(445,870)	(372,752)	(317,378)
TOTAL STOCKHOLDER'S DEFICIT	(1,437,633)	(819,514)	(1,252,548)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 14,862,893	$ 13,481,318	$ 18,244,859